Acquisition Of Pride International, Inc. (Tables)	12 Months Ended
Dec. 31, 2013
Business Combinations [Abstract]
Business Acquisition, Pro Forma Information

(In millions, except per share amounts)
2011*
Revenues	$3,094.6
Net income	604.8
Earnings per share - basic	2.61
Earnings per share - diluted	2.60

*	Supplemental pro forma earnings were adjusted to exclude an aggregate $157.6 million of merger-related costs incurred by Ensco and Pride during 2011.